Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Variable Portfolio - Partners International Core Equity Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 1,935,697,046
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,935,697,046
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	4.6%
ASML Holding NV	4.1%
Novo Nordisk A/S	3.9%
Schneider Electric SE	3.2%
Shell PLC	3.1%
Siemens AG, Registered Shares	3.0%
RELX PLC	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	4.6%
ASML Holding NV	4.1%
Novo Nordisk A/S	3.9%
Schneider Electric SE	3.2%
Shell PLC	3.1%
Siemens AG, Registered Shares	3.0%
RELX PLC	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.7%

Variable Portfolio - Partners International Core Equity Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Core Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 1,935,697,046
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,935,697,046
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	4.6%
ASML Holding NV	4.1%
Novo Nordisk A/S	3.9%
Schneider Electric SE	3.2%
Shell PLC	3.1%
Siemens AG, Registered Shares	3.0%
RELX PLC	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
SAP SE	4.6%
ASML Holding NV	4.1%
Novo Nordisk A/S	3.9%
Schneider Electric SE	3.2%
Shell PLC	3.1%
Siemens AG, Registered Shares	3.0%
RELX PLC	2.9%
Unilever PLC	2.8%
Roche Holding AG, Genusschein Shares	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.7%